Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	BAIRD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001282693
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2012
Baird Short-Term Bond Fund (Prospectus Summary) | Baird Short-Term Bond Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSBSX